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                                             Jocelyn Liu
                                             Assistant Counsel
                                             Allstate Life Insurance Company
                                             3100 Sanders Road, Suite J5B
                                             Northbrook, Illinois 60062

VIA EDGAR TRANSMISSION

July 31, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

     RE: Allstate Life Insurance Company of New York
         Registration Statements on Form N-4
         Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrants shown below, we hereby certify that:

    1. For each Registration Statement shown below, the form of Prospectuses and of Statements of Additional Information that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

    2. The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

                                                                   Registration
         Registrant                   Depositor         1940 Act #  Statement
         ----------            ------------------------ ---------- ------------
  Allstate Life of New York    Allstate Life Insurance  811-07467   333-143228
     Separate Account A          Company of New York

You may direct any questions regarding this filing to the undersigned at
(847) 402-5745.

Very truly yours,

/s/ JOCELYN LIU
--------------------------
Jocelyn Liu